Trade Receivables - Summary of Trade Receivables (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current
Trade receivables	$ 13,756,700	$ 6,625,671	$ 697,999
Allowance for bad debts	(4,334,444)	(2,448,905)	0
Net Trade receivables	9,422,256	4,176,766	697,999
Non-current
Trade receivables	870,733	0	0
Allowance for bad debts	0	0	0
Net Trade receivables	$ 870,733	$ 0	$ 0